Warrant agreement with Customer	6 Months Ended
Jun. 30, 2026
Warrant Agreement With Customer
Warrant agreement with Customer

Note 15. Warrant agreement with Customer

On February 20, 2026, the Company entered into a Supplemental Agreement with Amazon in connection with the Amazon Relay Carrier Terms of Services Agreement (the “Commercial Agreement”), which was entered into August 21, 2024. In conjunction with the Commercial Agreement, the Company entered into a stock warrant arrangement with Amazon granting Amazon up to 6,941,402 warrants (each warrant initially entitling the holder to subscribe for one new ordinary share; following the anti-dilution adjustment triggered by the stock split, the Business Combination and the PIPE Financing, the warrants entitle the holder to subscribe in aggregate for 25,237,593 ordinary shares, (3.64 ordinary share per warrant), being 15% of the Company’s outstanding shares on a fully diluted basis), which will vest based on certain milestones and Amazon’s cumulative spend with the Company, exercisable for ten years from the issue date. The contractual initial exercise price was USD 34.00 per share. That price was recalculated to USD 10.82 per share on the stock split, reset to USD 7.41 per share on the Reverse Recapitalization, and further reset to USD 6.32 per share following the PIPE Financing, in each case in accordance with the anti-dilution and exercise-price reset terms of the warrant instrument. The grant-date Monte Carlo simulation valuation resulted in an initial fair value of SEK 1,480,446 thousand for the granted warrants and the Company recognized a warrant contract asset and warrant derivative liability. The Warrant contract asset is amortized to revenue (reducing revenue) over the vesting period based on Amazon revenue earned to date as a proportion of total estimated Amazon revenue. Movement of the Amazon warrant contract asset and Amazon warrant derivative liability for the six months ended June 30, 2026, is as follows:

Amazon Warrant Contract Asset
(SEK in thousand)
Initial recognition of warrant contract asset at March 18, 2026	1,480,446
Amortization to revenue	(1,020)
Foreign currency translation adjustment	46,155
Closing balance on June 30, 2026	1,525,580

Amazon Warrant Derivative Liability
(SEK in thousand)
Initial recognition of warrant derivative liability at March 18, 2026	1,480,446
Change in fair value of warrants	(269,913)
Foreign currency translation adjustment	46,207
Closing balance on June 30, 2026	1,256,740